Accounts Payable and Accrued Liabilities	12 Months Ended
Aug. 31, 2021
Accounts Payable and Accrued Liabilities
10. Accounts Payable and Accrued Liabilities

10. Accounts Payable and Accrued Liabilities

	August 31	August 31
	2021	2020
	$	$
Accounts Payable
Vendors payable	54,668	45,080
Accrued Liabilities
Corporate tax payable	1,055	3,834
Vendors payable	45,000	38,006
Total	100,723	86,920